Income Taxes Compoenents of Federal and State Income Tax Expense (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current expense (benefit):
Federal	$ 18	$ (274)	$ 321
State	(35)	(51)	86
Current expense (benefit) - Total	(17)	(325)	407
Deferred expense (benefit):
Federal	(173)	231	(50)
State	4	(29)	1
Deferred expense (benefit) - Total	(169)	202	(49)
Income tax expense (benefit) from continuing operations	$ (186)	$ (123)	$ 358